UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.




                               [HGK LOGO OMITTED]


                                EQUITY VALUE FUND




                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                              AS OF APRIL 30, 2005




                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Manager's Discussion and Analysis of Fund Performance...................    2

Statement of Net Assets.................................................    4

Statement of Operations.................................................    6

Statement of Changes in Net Assets......................................    7

Financial Highlights....................................................    8

Notes to Financial Statements...........................................    9

Disclosure of Fund Expenses.............................................   12
--------------------------------------------------------------------------------


The Fund's Form N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


PERFORMANCE SUMMARY

For the six months ended April 30, 2005 the Fund returned 4.23%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 7.60% over the same period while the S&P 500 Index returned 3.28%.

U.S. stocks are off to a sluggish start this year. In the first quarter the S&P 500 Index declined 2.15% while the NASDAQ declined nearly 8%. Value stocks continued to outperform Growth stocks despite the downward trend for equities in general. The market may be consolidating its gains from last year's late run-up but clearly there are headwinds building which give us reason to be cautious. Concerns weighing on investors minds include rising short-term interest rates, commodity related inflationary pressures, swollen U.S. Trade and Current Account deficits, weakness in the U.S. Dollar and a deceleration in the growth rate of corporate earnings. These imbalances are the manifestation of a more serious issue, the cumulative effect of prolonged easy monetary policy which the Federal Reserve has pursued. More importantly, this dynamic, which has fueled sharp equity advances during the late 1990's followed by substantial bond returns and currently surging real estate values, is not without consequences.

OUTLOOK

Since the late 90's the Federal Reserve has been attempting to deal with the asset bubbles created by low interest rates and an abundant supply of cheap money. In late 1996 Alan Greenspan first expressed worries over "irrational exuberance" in the stock market and the Fed began to tighten monetary policy as a result. This tightening was not only aimed at exuberant asset values but also at the potential negative impact of excessive equity prices on the real economy (consumers and businesses). As the stock market bubble deflated, public and private outcry caused the Federal Reserve to retreat from its role as an independent central bank and take its foot off the brake. Consequently, the beginnings of an asset-based economy were born.

Today the effects of artificially low interest rates and easy money have found a new home in real estate. Increasing property values have allowed consumers to refinance and use new found equity to support their spending habits, substituting this temporary wealth for a significant shortfall in domestic income generation. This asset based spending model has given rise to many of the imbalances and distortions our economy is suffering from today. A low savings rate, a housing bubble, high debt loads and runaway deficits have resulted in U.S. house-price inflation surging to a 25 year high, allowing consumers to substitute property appreciation for organic sources of income generation. In order to monetize this windfall in property values, consumers have gone deeply in debt, resulting in household indebtedness that rose to 90% of U.S. GDP last year. Overconfidence in real estate has caused consumers to forgo conventional savings and collapsed the savings rate to zero. Personal consumption however hasn't receded and is causing our current account problems. Savings, which is an essential part of the economic equation, has been replaced by foreign funds, giving rise to the current account and trade deficit. The result is a U.S. current account gap, which is likely to have exceeded 6.5% of GDP in the first quarter of this year.

Interest rates need to be held artificially low in order to hold this asset economy together. After three years in negative territory, the real federal funds rate is only now moving above zero. Low interest rates have provided valuation support for financial assets (first stocks, then bonds, and now property), enabled consumers to refinance and ultimately support the economy through spending, and have also made it easier to finance our current account deficit. Without these low interest rates and easy money our asset-based economy would implode.

Presently our economy is in a deep hole. The Federal Reserve has become an advocate of easy money. One bubble has begotten another, from equities to bonds to real estate. Our sense is that this policy must and will change for the long-term good of our economy. Short-term interest rates are rising and the growth in monetary aggregates is slowing. The difficult part will be to institute this change gradually without inflicting too much damage in a short period. The result of this correction will be an equities market unable to achieve the rates of return experienced in the 1980's and 1990's. The key for investors will be to adapt to this changing environment by implementing a lower risk portfolio strategy.

At HGK, our expectation is for stock market returns to average between 6% and 8% for the near to intermediate term. Our strategy is to increase emphasis on higher dividend paying companies as we believe dividend yields will be a significant component of total return. We expect high interest rates to dampen consumer spending resulting in slower overall economic activity. For this reason we are decreasing our exposure to Consumer Discretionary, Financial Services, Technology sectors while increasing our weightings in more traditionally defensive sectors such as Consumer Staples and Utilities. We continue to believe strong demand from emerging economies such as China and India will keep many commodity prices and raw materials high and as such we are continuing to emphasize Basic Materials and Energy sectors.




THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

                                                 Market
                                                 Value
HGK EQUITY VALUE FUND               Shares       (000)
-------------------------------------------------------
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

Sector Weighting+

11.5% Petroleum Refining
11.2% Medical Products & Services
9.9%  Banks
7.7%  Financial Services
6.9%  Machinery
6.2%  Computers & Services
5.5%  Food, Beverage & Tobacco
5.2%  Drugs
4.1%  Insurance
2.7%  Semi-Conductors/Instruments
2.7%  Telephones & Telecommunications
2.6%  Paper & Paper Products
2.5%  Aerospace & Defense
2.3%  Metals
2.1%  Electrical Services
2.1%  Specialty Construction
2.0%  Beauty Products
2.0%  Printing & Publishing
1.9%  Petroleum & Fuel Products
1.9%  Railroads
1.9%  Retail
1.5   Agricultural Operations
1.3%  Restaurants
1.2%  Chemicals
1.1%  Repurchase Agreement

+Percentages are based on total investments.

COMMON STOCK (98.7%)
AEROSPACE & DEFENSE (2.5%)
   General Dynamics                   2,800     $   294
                                                -------
AGRICULTURAL OPERATIONS (1.5%)
   Archer-Daniels-Midland            10,000         180
                                                -------
BANKS (9.9%)
   Bank of America                    6,800         306
   JPMorgan Chase                     7,000         248
   US Bancorp                        10,000         279
   Washington Mutual                  8,000         331
                                                -------
                                                  1,164
                                                -------
BEAUTY PRODUCTS (2.0%)
   Colgate-Palmolive                  4,800         239
                                                -------
CHEMICALS (1.2%)
   Dow Chemical                       3,000         138
                                                -------
COMPUTERS & SERVICES (6.2%)
   Computer Sciences*                 4,500         196
   First Data                         5,300         201
   Hewlett-Packard                   11,000         225
   Intuit*                            2,500         101
                                                -------
                                                    723
                                                -------

                                                 Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
DRUGS (5.2%)
   Merck                              8,500     $   288
   Pfizer                            12,000         326
                                                -------
                                                    614
                                                -------
ELECTRICAL SERVICES (2.1%)
   PG&E                               7,000         243
                                                -------
FINANCIAL SERVICES (7.7%)
   CIT Group                          3,000         121
   Citigroup                          6,500         305
   Fannie Mae                         4,500         243
   MBNA                              12,000         237
                                                -------
                                                    906
                                                -------
FOOD, BEVERAGE & TOBACCO (5.5%)
   Anheuser-Busch                     3,500         164
   PepsiCo                            4,500         251
   Sara Lee                          11,000         235
                                                -------
                                                    650
                                                -------
INSURANCE (4.1%)
   Allstate                           5,000         281
   American International Group       4,000         203
                                                -------
                                                    484
                                                -------
MACHINERY (6.9%)
   Fortune Brands                     3,200         271
   Ingersoll-Rand, Cl A               3,500         269
   Johnson Controls                   5,000         274
                                                -------
                                                    814
                                                -------
MEDICAL PRODUCTS & SERVICES (11.2%)
   Cardinal Health                    5,500         306
   Fisher Scientific International*   3,000         178
   Johnson & Johnson                  5,000         343
   Laboratory Corp of America
     Holdings*                        3,500         174
   St Jude Medical*                   8,000         312
                                                -------
                                                  1,313
                                                -------
METALS (2.3%)
   Alcoa                              3,500         102
   Phelps Dodge                       1,900         163
                                                -------
                                                    265
                                                -------
PAPER & PAPER PRODUCTS (2.6%)
   Kimberly-Clark                     3,000         187
   MeadWestvaco                       4,000         118
                                                -------
                                                    305
                                                -------
PETROLEUM & FUEL PRODUCTS (1.9%)
   Burlington Resources               4,500         219
                                                -------


The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

                                                 Market
                                   Shares/Face    Value
HGK EQUITY VALUE FUND             Amount (000)    (000)
-------------------------------------------------------
PETROLEUM REFINING (11.5%)
   Amerada Hess                       4,000     $   374
   ChevronTexaco                      5,400         281
   ConocoPhillips                     3,500         367
   Marathon Oil                       7,000         326
                                                -------
                                                  1,348
                                                -------
PRINTING & PUBLISHING (2.0%)
   Gannett                            3,000         231
                                                -------
RAILROADS (1.9%)
   Norfolk Southern                   7,000         220
                                                -------
RESTAURANTS (1.2%)
   McDonald's                         5,000         147
                                                -------
RETAIL (1.8%)
   Ltd Brands                        10,000         217
                                                -------
SEMI-CONDUCTORS/INSTRUMENTS (2.7%)
   Intel                              7,000         164
   Texas Instruments                  6,000         150
                                                -------
                                                    314
                                                -------
SPECIALTY CONSTRUCTION (2.1%)
   Masco                              8,000         252
                                                -------
TELEPHONES & TELECOMMUNICATIONS (2.7%)
   SBC Communications                13,500         321
                                                -------
TOTAL COMMON STOCK
   (Cost $10,985)                                11,601
                                                -------

REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley, 2.50%,
     dated 04/29/05, to be
     repurchased on 05/02/05,
     repurchase price $127,981
     (collateralized by
     U.S. Treasury Note,
     par value $101,075,
     3.625%, 04/15/28; total
     market value $130,544)            $128         128
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $128)                                      128
                                                -------
TOTAL INVESTMENTS (99.8%)
   (Cost $11,113)                                11,729
                                                -------

                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
   Receivable Due from Investment Advisor       $     6
   Administrative Fees Payable                       (6)
   Income Distribution Payable                       (5)
   Distribution Fees Payable                         (2)
   Other Assets and Liabilities, Net                 30
                                                -------
OTHER ASSETS AND LIABILITIES                         23
                                                -------
   NET ASSETS -- 100.0%                         $11,752
                                                =======
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,166,837 outstanding
     shares of beneficial interest              $10,852
   Distributions in excess of net
     investment income                               (1)
   Accumulated net realized gain
     on investments                                 285
   Net unrealized appreciation
     on investments                                 616
                                                -------
   NET ASSETS                                   $11,752
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $ 10.07
                                                =======
   Maximum Offering Price
     Per Share -- ($10.07 / 94.50%)**           $ 10.66
                                                =======
 *  NON-INCOME PRODUCING SECURITY.
**  FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE,
    PLEASE SEE THE FUND'S CURRENT PROSPECTUS.
CL -- CLASS



    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS (000)                                                       THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2005 (Unaudited)


                                                                                                           HGK
                                                                                                      EQUITY VALUE
                                                                                                          FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..............................................................................          $123
   Interest Income..............................................................................             3
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income....................................................................           126
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.....................................................................            53
   Administration Fees..........................................................................            37
   Trustees' Fees...............................................................................             2
   Transfer Agent Fees..........................................................................            34
   Professional Fees............................................................................            17
   Distribution Fees............................................................................            15
   Printing Fees................................................................................             7
   Registration and Filing Fees.................................................................             7
   Custodian Fees...............................................................................             3
   Insurance and Other Fees.....................................................................             7
-------------------------------------------------------------------------------------------------------------------
   Total Expenses...............................................................................           182
   Less: Investment Advisory Fees Waived........................................................           (53)
         Investment Advisory Fees Reimbursed....................................................           (41)
-------------------------------------------------------------------------------------------------------------------
   Net Expenses.................................................................................            88
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income....................................................................            38
-------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold.......................................................           622
   Net Change in Unrealized Depreciation on Investment Securities...............................          (202)
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments............................................           420
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.........................................          $458
===================================================================================================================



                        The accompanying notes are an integral part of the financial statements.


                                                          6


STATEMENT OF CHANGES IN NET ASSETS (000)                                            THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2005 (Unaudited)
For the year ended October 31, 2004

                                                                                                    HGK
                                                                                               EQUITY VALUE
                                                                                                   FUND
                                                                                         -------------------------
                                                                                           11/01/04     11/01/03
                                                                                          TO 4/30/05   TO 10/31/04
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income................................................................   $    38      $    83
   Net Realized Gain from Securities Sold...............................................       622          165
   Net Change in Unrealized Appreciation (Depreciation) on Investments Securities.......      (202)         915
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.................................       458        1,163
-------------------------------------------------------------------------------------------------------------------
Dividends:
   Net Investment Income................................................................       (35)         (84)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends......................................................................       (35)         (84)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued...............................................................................       860        3,833
   In Lieu of Cash Distributions........................................................        35           82
   Redeemed.............................................................................      (490)      (1,192)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share Transactions...........................       405        2,723
-------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets.........................................................       828        3,802
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..................................................................    10,924        7,122
-------------------------------------------------------------------------------------------------------------------
   End of Period........................................................................   $11,752      $10,924
===================================================================================================================
   Distributions in excess of net investment income.....................................   $    (1)     $    (4)
===================================================================================================================
Shares Transactions:
   Issued...............................................................................        85          418
   Lieu of Cash Distributions...........................................................         4            9
   Redeemed.............................................................................       (49)        (125)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...........................        40          302
===================================================================================================================




                        The accompanying notes are an integral part of the financial statements.


                                                          7

FINANCIAL HIGHLIGHTS                                                                 THE ADVISORS' INNER CIRCLE FUND
For a share outstanding throughout each period
For the six-month period ended April 30, 2005 (Unaudited) and the years ended October 31,


          Net                Realized and
         Asset                Unrealized                   Dividends   Distributions
         Value,      Net         Gain                       from Net       From          Total
       Beginning  Investment  (Loss) on      Total from   Investment      Capital    Dividends and
        of Year     Income     Securities    Operations     Income         Gains     Distributions
      ----------   --------   ------------   ----------    ---------    -----------  -------------
----------------------
HGK EQUITY VALUE FUND
----------------------
2005*    $9.69      $0.03       $0.38          $0.41        $(0.03)      $   --        $(0.03)
2004      8.64       0.08        1.05           1.13         (0.08)          --         (0.08)
2003      6.80       0.08        1.84           1.92         (0.08)          --         (0.08)
2002      8.46       0.07       (1.66)         (1.59)        (0.07)          --         (0.07)
2001      9.45       0.07       (0.78)         (0.71)        (0.06)       (0.22)        (0.28)
2000      9.32       0.07        0.28           0.35         (0.06)       (0.16)        (0.22)

                                                    Ratio
                           Net                   of Expenses       Ratio
        Net              Assets,                  to Average       of Net
       Asset              End        Ratio        Net Assets     Investment
       Value,              of     of Expenses     (Excluding       Income      Portfolio
        End      Total   of Year   to Average     Waivers and     to Average    Turnover
      of Year   Return+   (000)    Net Assets   Reimbursements)   Net Assets     Rate
      -------   -------  -------   ----------   ---------------   ----------     -----
----------------------
HGK EQUITY VALUE FUND
----------------------
2005* $10.07      4.23%  $11,752      1.50%          3.11%          0.64%        36.86%
2004    9.69     13.07    10,924      1.50           3.07           0.81         44.54
2003    8.64     28.48     7,122      1.50           4.21           1.10         29.80
2002    6.80    (18.97)    5,241      1.50           4.19           0.80         33.70
2001    8.46     (7.67)    5,117      1.50           4.56           0.72         57.25
2000    9.45      3.79     5,797      1.50           4.27           0.67         29.98

 * For the six-month period ended April 30, 2005. All ratios for the period have been annualized.
 + Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
   Fund shares.
Amounts designated as "--" are either $0 or have been rounded to $0.




            The accompanying notes are an integral part of the financial statements.


                                              8

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)


     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEIInvestments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six-months ended April 30, 2005, are as follows (000):

Purchases
   U.S. Government                               $   --
   Other                                          4,572
Sales
   U.S. Government                               $   --
   Other                                          4,234


7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)


the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                                  LONG-TERM
                 ORDINARY          CAPITAL
                  INCOME             GAIN         TOTAL
                 --------         ---------      -------
   2004            $84               $--           $84
   2003             65                --            65

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                     $   7
Capital Loss Carryforwards                         (340)
Unrealized Appreciation                             820
Other Temporary Differences                         (10)
                                                  -----
Total Distributable Earnings                      $ 477
                                                  =====

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2004, the Fund had capital loss carryforwards of $339,850 expiring October 31, 2011. During the year ended October 31, 2004, the Fund utilized $157,435 of net capital loss carryforwards to offset net capital gains.

At April 30, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2005, are as follows (000):

Federal Tax Cost                                $11,113
                                                -------
Aggregate gross
  unrealized appreciation                       $ 1,388
Aggregate gross
  unrealized depreciation                          (772)
                                                -------
Net unrealized appreciation                     $   616
                                                =======

8. OTHER:

At April 30, 2005, there were no shareholders who held greater than 10% of the total outstanding shares.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, there- fore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

DISCLOSURE OF FUND EXPENSES (Unaudited)          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                             BEGINNING       ENDING                     EXPENSES
                              ACCOUNT        ACCOUNT      ANNUALIZED      PAID
                               VALUE          VALUE         EXPENSE      DURING
                             10/31/04       04/30/05        RATIOS       PERIOD*
--------------------------------------------------------------------------------
HGK EQUITY VALUE FUND
--------------------------------------------------------------------------------
   Actual Fund Return       $1,000.00      $1,042.30         1.50%       $7.60
   Hypothetical 5% Return    1,000.00       1,017.36         1.50         7.50

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     KPMG LLP

     For information call: 1-877-DIAL-HGK



     HGK-SA-005-0900

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.